Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2023
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

	Land and buildings £m	Plant and machinery £m	Assets in the course of construction £m	Motor vehicles and office equipment £m	Total £m
Cost at 1 April 2021	3,752	56,061	5,221	1,018	66,052
Exchange adjustments	97	1,627	111	37	1,872
Additions	22	926	4,843	129	5,920
Acquisition of NGED (note 37)	200	9,512	185	154	10,051
Disposals	(165)	(367)	—	(88)	(620)
Reclassifications[1]	62	4,063	(4,133)	89	81
Reclassification to held for sale (note 10)	(309)	(8,800)	(640)	(267)	(10,016)
Cost at 1 April 2022	3,659	63,022	5,587	1,072	73,340
Exchange adjustments	126	2,073	156	50	2,405
Additions	158	1,196	5,345	154	6,853
Disposals	(163)	(331)	(4)	(156)	(654)
Adjustment for change in discount rate on decommissioning provisions (note 26)	—	(36)	(12)	—	(48)
Reclassifications[1,2]	286	3,841	(4,312)	102	(83)
Cost at 31 March 2023	4,066	69,765	6,760	1,222	81,813
Accumulated depreciation at 1 April 2021	(876)	(17,482)	—	(651)	(19,009)
Exchange adjustments	(20)	(351)	—	(23)	(394)
Depreciation charge for the year[3]	(114)	(1,300)	(48)	(167)	(1,629)
Disposals	29	311	—	88	428
Reclassifications[1]	15	(40)	(18)	2	(41)
Reclassification to held for sale (note 10)	193	4,421	6	217	4,837
Accumulated depreciation at 1 April 2022	(773)	(14,441)	(60)	(534)	(15,808)
Exchange adjustments	(30)	(444)	—	(32)	(506)
Depreciation charge for the year[3]	(122)	(1,459)	(1)	(183)	(1,765)
Disposals	127	311	2	152	592
Reclassifications[1,2]	4	107	4	(8)	107
Accumulated depreciation at 31 March 2023	(794)	(15,926)	(55)	(605)	(17,380)
Net book value at 31 March 2023	3,272	53,839	6,705	617	64,433
Net book value at 31 March 2022	2,886	48,581	5,527	538	57,532
1.Represents amounts transferred between categories, (to)/from other intangible assets (see note 12), from inventories and reclassifications between cost and accumulated depreciation.
2.Amounts recognised in the year include adjustments relating to prior year misclassifications between cost and accumulated depreciation.
3.Depreciation of assets in the course of construction relates to impairment provision adjustments.

		Years
	UK	US	Weighted average remaining UEL
Freehold and leasehold buildings	up to 60	up to 100	40
Plant and machinery:
Electricity transmission plant and wires	up to 100	22 to 85	31
Electricity distribution plant	14 to 99	5 to 85	45
Electricity generation plant	n/a	12 to 93	10
Interconnector plant and other	5 to 70	5 to 60	25
Gas plant – mains, services and regulating equipment	n/a	25 to 95	52
Gas plant – storage	5 to 25	5 to 65	11
Gas plant – meters	15	14 to 36	22
Motor vehicles and office equipment	up to 30	up to 32	3

	Increase in depreciation expense for the year ended 31 March 2023		Increase in depreciation expense for the year ended 31 March 2022
	New York £m	New England £m	New York £m	New England £m
UELs limited to 2050	185	54	140	40
UELs limited to 2060	90	21	67	15
UELs limited to 2070	42	3	31	1

Disclosure of detailed information about right-of-use assets
The table below shows the movements in the net book value of right-of-use assets included within property, plant and equipment at 31 March 2023 and 31 March 2022, split by category. The associated lease liabilities are disclosed in note 21.

	Land and buildings £m	Plant and machinery £m	Assets in the course of construction £m	Motor vehicles and office equipment £m	Total £m
Net book value at 1 April 2021	365	81	—	184	630
Exchange adjustments	10	1	—	10	21
Additions	14	2	—	88	104
Acquisition of NGED (note 37)	7	2	—	—	9
Reclassification to held for sale (note 10)	(7)	—	—	(4)	(11)
Modifications of leases[1]	(122)	—	—	—	(122)
Disposals	(2)	—	—	(1)	(3)
Depreciation charge for the year	(40)	(16)	—	(67)	(123)
Net book value at 31 March 2022	225	70	—	210	505
Exchange adjustments	10	1	—	13	24
Additions	101	97	—	88	286
Disposals	(13)	—	—	(1)	(14)
Depreciation charge for the year	(42)	(18)	—	(70)	(130)
Net book value at 31 March 2023	281	150	—	240	671
1.The Group entered into an agreement to reduce the lease term of its New England corporate office, Reservoir Woods, with effect from October 2021. The existing lease liability and right‑of-use asset were remeasured based on the terms of the modified lease in the year ended 31 March 2022.
The following balances have been included in the income statement for the years ended 31 March 2023 and 31 March 2022 in respect of right-of-use assets:

	2023	2022
	£m	£m
Included within net finance income and costs:
Interest expense on lease liabilities	(24)	(18)
Included within revenue:
Lease income[1]	409	385
Included within operating expenses:
Expense relating to short-term and low-value leases	(19)	(14)
1.Included within lease income is £394 million (2022: £374 million) of variable lease payments, the majority of which relates to the power supply arrangement entered into with LIPA (see note 3).